Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Taxes
12.	Income Taxes

The Company has filed its tax returns as a corporation since inception. OTLLC is a limited liability company and, as such, does not pay income taxes. Prior to the Merger, OTLLC filed separate tax returns for each subsidiary that is a limited liability company and provided the applicable investors with appropriate personally individualized documentation. All returns for OTLLC, OTD and OTLIC are current through the 2011 tax year. The partial year return for OTLLC for operations through the date of the Merger is expected to be completed on a timely basis.

OTI is taxed in Singapore. All returns for OTI are current through the 2011 tax year. OTI generated substantial tax losses during its existence and therefore received a tax refund of $5,181 in 2011 for estimated taxes paid prior to 2009. No anticipated tax liability exists at June 30, 2012.

OAPS is taxed in Hong Kong. All returns for OAPS are current through the 2011 tax year. OAPS generated substantial tax losses during its existence and no anticipated tax liability exists at June 30, 2012.

12.	Income Taxes

Until the Closing Date (May 4, 2012), the taxable entity was OTLLC, a Limited Liability Company and, accordingly, the Company had no income tax liability prior to that date. The Company does file separate tax returns for each LLC and provide the applicable investors with appropriate personally individualized documentation. All returns for the Company, OTLLC, OTD and OTLLC are current through 2010 tax years and returns for the 2011 tax year are expected to be filed on a timely basis.

OTI is taxed in Singapore. The tax return for the year 2008 was filed on a timely basis but the returns for the 2009 and 2010 tax years were filed overdue. OTI generated substantial tax losses during its existence and therefore received a tax refund of $5,181 in 2011 for estimated taxes paid prior to 2009. No anticipated tax liability exists at December 31, 2011.

OAPS is taxed in Hong Kong. The tax return for the year 2008 was filed on a timely basis but the returns for the 2009 and 2010 tax years were filed overdue. OAPS generated substantial tax losses during its existence and no anticipated tax liability exists at December 31, 2011.